Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) share	Dec. 31, 2017 CAD ($) share
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period | share	4,825,000	3,900,005
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $	$ 1.24	$ 1.06
Number of share options granted in share-based payment arrangement | share	3,487,500	950,000
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 2.66	$ 1.95
Number of share options exercised in share-based payment arrangement | share	(685,000)	(25,005)
Weighted average exercise price of share options exercised in share-based payment arrangement | $	$ 0.16	$ 0.06
Number of share options outstanding in share-based payment arrangement at end of period | share	7,627,500	4,825,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $	$ 1.99	$ 1.24